Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 27, 2018
Registrant Name	GPS Funds II
Central Index Key	0001504079
Amendment Flag	false
Document Creation Date	Apr. 27, 2018
Document Effective Date	Apr. 27, 2018
Prospectus Date	Apr. 27, 2018
GuidePath® Conservative Income Fund | GuidePath® Conservative Income Fund
Prospectus:
Trading Symbol	GPICX
GuidePath® Income Fund | GuidePath® Income Fund
Prospectus:
Trading Symbol	GPINX
GuidePath® Growth and Income Fund | GuidePath® Growth and Income Fund
Prospectus:
Trading Symbol	GPIGX